Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMERICAN HIGH INCOME TRUST
Entity Central Index Key	0000823620
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
American High-Income Trust - Class A
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class A
Trading Symbol	AHITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 invest me nt)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 73	0.70%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 7.18% for the year ended September 30, 2025. That result compares with a 7.41% gain for the Bloomberg U.S. Corp High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate high-yield bonds delivered strong returns despite significant volatility. In January 2025, long-term Treasury yields approached decade-high levels against the backdrop of a widening federal budget deficit and shifting expectations around Federal Reserve (Fed) policy. The Fed cut interest rates three times during the period in response to the balance of risks between persistent inflation and signs of weakness in the labor market. Ten-year U.S. Treasury yields were volatile but ended the period near 12-month lows.
Within the fund, holdings in electric utilities and technology were particularly additive to results relative to the benchmark. Similarly, holdings in communications and real estate investment trust (REIT) bonds also contributed positively to relative returns.
Conversely, the fund’s holdings in the energy, consumer cyclical and basic industry sectors had a negative impact on returns relative to the index. Additionally, the fund’s exposure to cash/money markets and derivatives hampered overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American High-Income Trust — Class A (with sales charge) *	3.11%	5.84%	5.76%
American High-Income Trust — Class A (without sales charge) *	7.18%	6.66%	6.17%
Bloomberg U.S. Aggregate Index †	2.88%	(0.45) %	1.84%
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index †	7.41%	5.54%	6.16%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 25,988,000,000
Holdings Count | Holding	1,023
Advisory Fees Paid, Amount	$ 65,000,000
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 25,988
Total number of portfolio holdings	1,023
Total advisory fees paid (in millions)	$ 65
Portfolio turnover rate	40%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, 2025 and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American High-Income Trust - Class C
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class C
Trading Symbol	AHTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 inve st me nt)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 149	1.44%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 6.39% for the year ended September 30, 2025. That result compares with a 7.41% gain for the Bloomberg U.S. Corp High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate high-yield bonds delivered strong returns despite significant volatility. In January 2025, long-term Treasury yields approached decade-high levels against the backdrop of a widening federal budget deficit and shifting expectations around Federal Reserve (Fed) policy. The Fed cut interest rates three times during the period in response to the balance of risks between persistent inflation and signs of weakness in the labor market. Ten-year U.S. Treasury yields were volatile but ended the period near 12-month lows.
Within the fund, holdings in electric utilities and technology were particularly additive to results relative to the benchmark. Similarly, holdings in communications and real estate investment trust (REIT) bonds also contributed positively to relative returns.
Conversely, the fund’s holdings in the energy, consumer cyclical and basic industry sectors had a negative impact on returns relative to the index. Additionally, the fund’s exposure to cash/money markets and derivatives hampered overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American High-Income Trust — Class C (with sales charge) *	5.39%	5.88%	5.52%
American High-Income Trust — Class C (without sales charge) *	6.39%	5.88%	5.52%
Bloomberg U.S. Aggregate Index †	2.88%	(0.45) %	1.84%
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index †	7.41%	5.54%	6.16%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 25,988,000,000
Holdings Count | Holding	1,023
Advisory Fees Paid, Amount	$ 65,000,000
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 25,988
Total number of portfolio holdings	1,023
Total advisory fees paid (in millions)	$ 65
Portfolio turnover rate	40%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, 2025 and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American High-Income Trust - Class T
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class T
Trading Symbol	TAHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 44	0.42%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 7.45% for the year ended September 30, 2025. That result compares with a 7.41%
ga
in for
the
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index.
What factors influenced results
During the fund’s fiscal year, U.S. corporate high-yield bonds delivered strong returns despite significant volatility. In January 2025, long-term Treasury yields approached decade-high levels against the backdrop of a widening federal budget deficit and shifting expectations around Federal Reserve (Fed) policy. The Fed cut interest rates three times during the period in response to the balance of risks between persistent inflation and signs of weakness in the labor market. Ten-year U.S. Treasury yields were volatile but ended the period near 12-month lows.
Within the fund, holdings in electric utilities and technology were particularly additive to results relative to the benchmark. Similarly, holdings in communications and real estate investment trust (REIT) bonds also contributed positively to relative returns.
Conversely, the fund’s holdings in the energy, consumer cyclical and basic industry sectors had a negative impact on returns relative to the index. Additionally, the fund’s exposure to cash/money markets and derivatives hampered overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American High-Income Trust — Class T (with sales charge) 2	4.80%	6.39%	5.41%
American High-Income Trust — Class T (without sales charge) 2	7.45%	6.94%	5.73%
Bloomberg U.S. Aggregate Index 3	2.88%	(0.45) %	1.81%
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index 3	7.41%	5.54%	5.21%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 25,988,000,000
Holdings Count | Holding	1,023
Advisory Fees Paid, Amount	$ 65,000,000
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 25,988
Total number of portfolio holdings	1,023
Total advisory fees paid (in millions)	$ 65
Portfolio turnover rate	40%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, 2025 and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American High-Income Trust - Class F-1
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class F-1
Trading Symbol	AHTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 74	0.71%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 7.16% for the year ended September 30, 2025. That result compares with a 7.41% gain for the
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate high-yield bonds delivered strong returns despite significant volatility. In January 2025, long-term Treasury yields approached decade-high levels against the backdrop of a widening federal budget deficit and shifting expectations around Federal Reserve (Fed) policy. The Fed cut interest rates three times during the period in response to the balance of risks between persistent inflation and signs of weakness in the labor market. Ten-year U.S. Treasury yields were volatile but ended the period near 12-month lows.
Within the fund, holdings in electric utilities and technology were particularly additive to results relative to the benchmark. Similarly, holdings in communications and real estate investment trust (REIT) bonds also contributed positively to relative returns.
Conversely, the fund’s holdings in the energy, consumer cyclical and basic industry sectors had a negative impact on returns relative to the index. Additionally, the fund’s exposure to cash/money markets and derivatives hampered overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American High-Income Trust — Class F-1 *	7.16%	6.65%	6.14%
Bloomberg U.S. Aggregate Index †	2.88%	(0.45) %	1.84%
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index †	7.41%	5.54%	6.16%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 25,988,000,000
Holdings Count | Holding	1,023
Advisory Fees Paid, Amount	$ 65,000,000
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 25,988
Total number of portfolio holdings	1,023
Total advisory fees paid (in millions)	$ 65
Portfolio turnover rate	40%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as
the fu
nd
’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, 2025 and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American High-Income Trust - Class F-2
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class F-2
Trading Symbol	AHIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investm ent
Class F-2	$ 44	0.42%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 7.47% for the year ended September 30, 2025. That result compares with a 7.41% gain for the Bloomberg U.S. Corp High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate high-yield bonds delivered strong returns despite significant volatility. In January 2025, long-term Treasury yields approached decade-high levels against the backdrop of a widening federal budget deficit and shifting expectations around Federal Reserve (Fed) policy. The Fed cut interest rates three times during the period in response to the balance of risks between persistent inflation and signs of weakness in the labor market. Ten-year U.S. Treasury yields were volatile but ended the period near 12-month lows.
Within the fund, holdings in electric utilities and technology were particularly additive to results relative to the benchmark. Similarly, holdings in communications and real estate investment trust (REIT) bonds also contributed positively to relative returns.
Conversely, the fund’s holdings in the energy, consumer cyclical and basic industry sectors had a negative impact on returns relative to the index. Additionally, the fund’s exposure to cash/money markets and derivatives hampered overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American High-Income Trust — Class F-2 *	7.47%	6.97%	6.45%
Bloomberg U.S. Aggregate Index †	2.88%	(0.45) %	1.84%
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index †	7.41%	5.54%	6.16%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 25,988,000,000
Holdings Count | Holding	1,023
Advisory Fees Paid, Amount	$ 65,000,000
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 25,988
Total number of portfolio holdings	1,023
Total advisory fees paid (in millions)	$ 65
Portfolio turnover rate	40%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, 2025 and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American High-Income Trust - Class F-3
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class F-3
Trading Symbol	HIGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investme nt)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 7.58% for the year ended September 30, 2025. That result compares with a 7.41% gain for the Bloomberg U.S. Corp High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate high-yield bonds delivered strong returns despite significant volatility. In January 2025, long-term Treasury yields approached decade-high levels against the backdrop of a widening federal budget deficit and shifting expectations around Federal Reserve (Fed) policy. The Fed cut interest rates three times during the period in response to the balance of risks between persistent inflation and signs of weakness in the labor market. Ten-year U.S. Treasury yields were volatile but ended the period near 12-month lows.
Within the fund, holdings in electric utilities and technology were particularly additive to results relative to the benchmark. Similarly, holdings in communications and real estate investment trust (REIT) bonds also contributed positively to relative returns.
Conversely, the fund’s holdings in the energy, consumer cyclical and basic industry sectors had a negative impact on returns relative to the index. Additionally, the fund’s exposure to cash/money markets and derivatives hampered overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American High-Income Trust — Class F-3 2	7.58%	7.08%	5.89%
Bloomberg U.S. Aggregate Index 3	2.88%	(0.45) %	1.87%
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index 3	7.41%	5.54%	5.27%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 25,988,000,000
Holdings Count | Holding	1,023
Advisory Fees Paid, Amount	$ 65,000,000
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 25,988
Total number of portfolio holdings	1,023
Total advisory fees paid (in millions)	$ 65
Portfolio turnover rate	40%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, 2025 and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American High-Income Trust - Class 529-A
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class 529-A
Trading Symbol	CITAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 74	0.71%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 7.16% for the year ended September 30, 2025. That result compares with a 7.41% gain for the
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate high-yield bonds delivered strong returns despite significant volatility. In January 2025, long-term Treasury yields approached decade-high levels against the backdrop of a widening federal budget deficit and shifting expectations around Federal Reserve (Fed) policy. The Fed cut interest rates three times during the period in response to the balance of risks between persistent inflation and signs of weakness in the labor market. Ten-year U.S. Treasury yields were volatile but ended the period near 12-month lows.
Within the fund, holdings in electric utilities and technology were particularly additive to results relative to the benchmark. Similarly, holdings in communications and real estate investment trust (REIT) bonds also contributed positively to relative returns.
Conversely, the fund’s holdings in the energy, consumer cyclical and basic industry sectors had a negative impact on returns relative to the index. Additionally, the fund’s exposure to cash/money markets and derivatives hampered overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American High-Income Trust — Class 529-A (with sales charge) *	3.39%	5.88%	5.74%
American High-Income Trust — Class 529-A (without sales charge) *	7.16%	6.64%	6.12%
Bloomberg U.S. Aggregate Index †	2.88%	(0.45) %	1.84%
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index †	7.41%	5.54%	6.16%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 25,988,000,000
Holdings Count | Holding	1,023
Advisory Fees Paid, Amount	$ 65,000,000
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 25,988
Total number of portfolio holdings	1,023
Total advisory fees paid (in millions)	$ 65
Portfolio turnover rate	40%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, 2025 and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American High-Income Trust - Class 529-C
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class 529-C
Trading Symbol	CITCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 153	1.48%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 6.35% for the year ended September 30, 2025. That result compares with a 7.41% gain for the
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate high-yield bonds delivered strong returns despite significant volatility. In January 2025, long-term Treasury yields approached decade-high levels against the backdrop of a widening federal budget deficit and shifting expectations around Federal Reserve (Fed) policy. The Fed cut interest rates three times during the period in response to the balance of risks between persistent inflation and signs of weakness in the labor market. Ten-year U.S. Treasury yields were volatile but ended the period near 12-month lows.
Within the fund, holdings in electric utilities and technology were particularly additive to results relative to the benchmark. Similarly, holdings in communications and real estate investment trust (REIT) bonds also contributed positively to relative returns.
Conversely, the fund’s holdings in the energy, consumer cyclical and basic industry sectors had a negative impact on returns relative to the index. Additionally, the fund’s exposure to cash/money markets and derivatives hampered overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American High-Income Trust — Class 529-C (with sales charge) *	5.35%	5.84%	5.72%
American High-Income Trust — Class 529-C (without sales charge) *	6.35%	5.84%	5.72%
Bloomberg U.S. Aggregate Index †	2.88%	(0.45) %	1.84%
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index †	7.41%	5.54%	6.16%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 25,988,000,000
Holdings Count | Holding	1,023
Advisory Fees Paid, Amount	$ 65,000,000
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 25,988
Total number of portfolio holdings	1,023
Total advisory fees paid (in millions)	$ 65
Portfolio turnover rate	40%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, 2025 and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American High-Income Trust - Class 529-E
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class 529-E
Trading Symbol	CITEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investme nt)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 94	0.91%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 6.94% for the year ended September 30, 2025. That result compares with a 7.41% gain for the Bloomberg U.S. Corp High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate high-yield bonds delivered strong returns despite significant volatility. In January 2025, long-term Treasury yields approached decade-high levels against the backdrop of a widening federal budget deficit and shifting expectations around Federal Reserve (Fed) policy. The Fed cut interest rates three times during the period in response to the balance of risks between persistent inflation and signs of weakness in the labor market. Ten-year U.S. Treasury yields were volatile but ended the period near 12-month lows.
Within the fund, holdings in electric utilities and technology were particularly additive to results relative to the benchmark. Similarly, holdings in communications and real estate investment trust (REIT) bonds also contributed positively to relative returns.
Conversely, the fund’s holdings in the energy, consumer cyclical and basic industry sectors had a negative impact on returns relative to the index. Additionally, the fund’s exposure to cash/money markets and derivatives hampered overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American High-Income Trust — Class 529-E *	6.94%	6.43%	5.92%
Bloomberg U.S. Aggregate Index †	2.88%	(0.45) %	1.84%
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index †	7.41%	5.54%	6.16%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 25,988,000,000
Holdings Count | Holding	1,023
Advisory Fees Paid, Amount	$ 65,000,000
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 25,988
Total number of portfolio holdings	1,023
Total advisory fees paid (in millions)	$ 65
Portfolio turnover rate	40%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, 2025 and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American High-Income Trust - Class 529-T
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class 529-T
Trading Symbol	TAIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investme nt)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 50	0.48%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 7.41% for the year ended September 30, 2025. That result compares with a 7.41% gain for the Bloomberg U.S. Corp High Yield 2% Issuer Capped Index.
What factors influenced results
During the fund’s fiscal year, U.S. corporate high-yield bonds delivered strong returns despite significant volatility. In January 2025, long-term Treasury yields approached decade-high levels against the backdrop of a widening federal budget deficit and shifting expectations around Federal Reserve (Fed) policy. The Fed cut interest rates three times during the period in response to the balance of risks between persistent inflation and signs of weakness in the labor market. Ten-year U.S. Treasury yields were volatile but ended the period near 12-month lows.
Within the fund, holdings in electric utilities and technology were particularly additive to results relative to the benchmark. Similarly, holdings in communications and real estate investment trust (REIT) bonds also contributed positively to relative returns.
Conversely, the fund’s holdings in the energy, consumer cyclical and basic industry sectors had a negative impact on returns relative to the index. Additionally, the fund’s exposure to cash/money markets and derivatives hampered overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American High-Income Trust — Class 529-T (with sales charge) 2	4.76%	6.34%	5.36%
American High-Income Trust — Class 529-T (without sales charge) 2	7.41%	6.88%	5.68%
Bloomberg U.S. Aggregate Index 3	2.88%	(0.45) %	1.81%
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index 3	7.41%	5.54%	5.21%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 25,988,000,000
Holdings Count | Holding	1,023
Advisory Fees Paid, Amount	$ 65,000,000
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 25,988
Total number of portfolio holdings	1,023
Total advisory fees paid (in millions)	$ 65
Portfolio turnover rate	40%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, 2025 and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American High-Income Trust - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class 529-F-1
Trading Symbol	CITFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 55	0.53%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 7.35% for the year ended September 30, 2025. That result compares with a 7.41% gain for the
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate high-yield bonds delivered strong returns despite significant volatility. In January 2025, long-term Treasury yields approached decade-high levels against the backdrop of a widening federal budget deficit and shifting expectations around Federal Reserve (Fed) policy. The Fed cut interest rates three times during the period in response to the balance of risks between persistent inflation and signs of weakness in the labor market. Ten-year U.S. Treasury yields were volatile but ended the period near 12-month lows.
Within the fund, holdings in electric utilities and technology were particularly additive to results relative to the benchmark. Similarly, holdings in communications and real estate investment trust (REIT) bonds also contributed positively to relative returns.
Conversely, the fund’s holdings in the energy, consumer cyclical and basic industry sectors had a negative impact on returns relative to the index. Additionally, the fund’s exposure to cash/money markets and derivatives hampered overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American High-Income Trust — Class 529-F-1 *	7.35%	6.84%	6.34%
Bloomberg U.S. Aggregate Index †	2.88%	(0.45) %	1.84%
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index †	7.41%	5.54%	6.16%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 25,988,000,000
Holdings Count | Holding	1,023
Advisory Fees Paid, Amount	$ 65,000,000
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 25,988
Total number of portfolio holdings	1,023
Total advisory fees paid (in millions)	$ 65
Portfolio turnover rate	40%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, 2025 and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American High-Income Trust® Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class 529-F-2
Trading Symbol	FAHHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 44	0.42%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 7.47% for the year ended September 30, 2025. That result compares with a 7.41% gain for the Bloomberg U.S. Corp High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate high-yield bonds delivered strong returns despite significant volatility. In January 2025, long-term Treasury yields approached decade-high levels against the backdrop of a widening federal budget deficit and shifting expectations around Federal Reserve (Fed) policy. The Fed cut interest rates three times during the period in response to the balance of risks between persistent inflation and signs of weakness in the labor market. Ten-year U.S. Treasury yields were volatile but ended the period near 12-month lows.
Within the fund, holdings in electric utilities and technology were particularly additive to results relative to the benchmark. Similarly, holdings in communications and real estate investment trust (REIT) bonds also contributed positively to relative returns.
Conversely, the fund’s holdings in the energy, consumer cyclical and basic industry sectors had a negative impact on returns relative to the index. Additionally, the fund’s exposure to cash/money markets and derivatives hampered overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total retur
ns
	1 year	Since inception 1
American High-Income Trust — Class 529-F-2 2	7.47%	7.00%
Bloomberg U.S. Aggregate Index 3	2.88%	(0.37) %
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index 3	7.41%	5.53%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged
, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 25,988,000,000
Holdings Count | Holding	1,023
Advisory Fees Paid, Amount	$ 65,000,000
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 25,988
Total number of portfolio holdings	1,023
Total advisory fees paid (in millions)	$ 65
Portfolio turnover rate	40%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the
fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, 2025 and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American High-Income Trust - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class 529-F-3
Trading Symbol	FTAHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 7.52% for the year ended September 30, 2025. That result compares with a 7.41% gain for t
h
e Bloomberg U.S. Corp High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate high-yield bonds delivered strong returns despite significant volatility. In January 2025, long-term Treasury yields approached decade-high levels against the backdrop of a widening federal budget deficit and shifting expectations around Federal Reserve (Fed) policy. The Fed cut interest rates three times during the period in response to the balance of risks between persistent inflation and signs of weakness in the labor market. Ten-year U.S. Treasury yields were volatile but ended the period near 12-month lows.
Within the fund, holdings in electric utilities and technology were particularly additive to results relative to the benchmark. Similarly, holdings in communications and real estate investment trust (REIT) bonds also contributed positively to relative returns.
Conversely, the fund’s holdings in the energy, consumer cyclical and basic industry sectors had a negative impact on returns relative to the index. Additionally, the fund’s exposure to cash/money markets and derivatives hampered overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American High-Income Trust — Class 529-F-3 2	7.52%	7.04%
Bloomberg U.S. Aggregate Index 3	2.88%	(0.37) %
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index 3	7.41%	5.53%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market
index
shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index
Services
Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 25,988,000,000
Holdings Count | Holding	1,023
Advisory Fees Paid, Amount	$ 65,000,000
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 25,988
Total number of portfolio holdings	1,023
Total advisory fees paid (in millions)	$ 65
Portfolio turnover rate	40%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, 2025 and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American High-Income Trust - Class R-1
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class R-1
Trading Symbol	RITAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 146	1.41%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 6.42% for the year ended September 30, 2025. That result compares with a 7.41% gain for the
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate high-yield bonds delivered strong returns despite significant volatility. In January 2025, long-term Treasury yields approached decade-high levels against the backdrop of a widening federal budget deficit and shifting expectations around Federal Reserve (Fed) policy. The Fed cut interest rates three times during the period in response to the balance of risks between persistent inflation and signs of weakness in the labor market. Ten-year U.S. Treasury yields were volatile but ended the period near 12-month lows.
Within the fund, holdings in electric utilities and technology were particularly additive to results relative to the benchmark. Similarly, holdings in communications and real estate investment trust (REIT) bonds also contributed positively to relative returns.
Conversely, the fund’s holdings in the energy, consumer cyclical and basic industry sectors had a negative impact on returns relative to the index. Additionally, the fund’s exposure to cash/money markets and derivatives hampered overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American High-Income Trust — Class R-1 *	6.42%	5.91%	5.38%
Bloomberg U.S. Aggregate Index †	2.88%	(0.45) %	1.84%
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index †	7.41%	5.54%	6.16%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown
is unmanaged,
and
therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 25,988,000,000
Holdings Count | Holding	1,023
Advisory Fees Paid, Amount	$ 65,000,000
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 25,988
Total number of portfolio holdings	1,023
Total advisory fees paid (in millions)	$ 65
Portfolio turnover rate	40%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 9, 2025
, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, 2025 and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American High-Income Trust - Class R-2
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class R-2
Trading Symbol	RITBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 145	1.40%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 6.43% for the year ended September 30, 2025. That result compares with a 7.41% gain for
the Bloomberg U.S. Corp High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate high-yield bonds delivered strong returns despite significant volatility. In January 2025, long-term Treasury yields approached decade-high levels against the backdrop of a widening federal budget deficit and shifting expectations around Federal Reserve (Fed) policy. The Fed cut interest rates three times during the period in response to the balance of risks between persistent inflation and signs of weakness in the labor market. Ten-year U.S. Treasury yields were volatile but ended the period near 12-month lows.
Within the fund, holdings in electric utilities and technology were particularly additive to results relative to the benchmark. Similarly, holdings in communications and real estate investment trust (REIT) bonds also contributed positively to relative returns.
Conversely, the fund’s holdings in the energy, consumer cyclical and basic industry sectors had a negative impact on returns relative to the index. Additionally, the fund’s exposure to cash/money markets and derivatives hampered overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American High-Income Trust — Class R-2 *	6.43%	5.92%	5.39%
Bloomberg U.S. Aggregate Index †	2.88%	(0.45) %	1.84%
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index †	7.41%	5.54%	6.16%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg
Index
Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 25,988,000,000
Holdings Count | Holding	1,023
Advisory Fees Paid, Amount	$ 65,000,000
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 25,988
Total number of portfolio holdings	1,023
Total advisory fees paid (in millions)	$ 65
Portfolio turnover rate	40%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On
September 9, 2025
, Deloitte &
Touche
LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, 2025 and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American High-Income Trust - Class R-2E
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class R-2E
Trading Symbol	RTEHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 116	1.12%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 6.73% for the year ended September 30, 2025. That result compares with a 7.41% gain for t he
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate high-yield bonds delivered strong returns despite significant volatility. In January 2025, long-term Treasury yields approached decade-high levels against the backdrop of a widening federal budget deficit and shifting expectations around Federal Reserve (Fed) policy. The Fed cut interest rates three times during the period in response to the balance of risks between persistent inflation and signs of weakness in the labor market. Ten-year U.S. Treasury yields were volatile but ended the period near 12-month lows.
Within the fund, holdings in electric utilities and technology were particularly additive to results relative to the benchmark. Similarly, holdings in communications and real estate investment trust (REIT) bonds also contributed positively to relative returns.
Conversely, the fund’s holdings in the energy, consumer cyclical and basic industry sectors had a negative impact on returns relative to the index. Additionally, the fund’s exposure to cash/money markets and derivatives hampered overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American High-Income Trust — Class R-2E *	6.73%	6.22%	5.71%
Bloomberg U.S. Aggregate Index †	2.88%	(0.45) %	1.84%
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index †	7.41%	5.54%	6.16%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s):
Bloomberg
Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 25,988,000,000
Holdings Count | Holding	1,023
Advisory Fees Paid, Amount	$ 65,000,000
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 25,988
Total number of portfolio holdings	1,023
Total advisory fees paid (in millions)	$ 65
Portfolio turnover rate	40%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, 2025 and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American High-Income Trust - Class R-3
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class R-3
Trading Symbol	RITCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 in vest ment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 99	0.96%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 6.89% for the year ended September 30, 2025. That result compares with a 7.41% gain for the Bloomberg U.S. Corp High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate high-yield bonds delivered strong returns despite significant volatility. In January 2025, long-term Treasury yields approached decade-high levels against the backdrop of a widening federal budget deficit and shifting expectations around Federal Reserve (Fed) policy. The Fed cut interest rates three times during the period in response to the balance of risks between persistent inflation and signs of weakness in the labor market. Ten-year U.S. Treasury yields were volatile but ended the period near 12-month lows.
Within the fund, holdings in electric utilities and technology were particularly additive to results relative to the benchmark. Similarly, holdings in communications and real estate investment trust (REIT) bonds also contributed positively to relative returns.
Conversely, the fund’s holdings in the energy, consumer cyclical and basic industry sectors had a negative impact on returns relative to the index. Additionally, the fund’s exposure to cash/money markets and derivatives hampered overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American High-Income Trust — Class R-3 *	6.89%	6.39%	5.86%
Bloomberg U.S. Aggregate Index †	2.88%	(0.45) %	1.84%
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index †	7.41%	5.54%	6.16%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 25,988,000,000
Holdings Count | Holding	1,023
Advisory Fees Paid, Amount	$ 65,000,000
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 25,988
Total number of portfolio holdings	1,023
Total advisory fees paid (in millions)	$ 65
Portfolio turnover rate	40%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, 2025 and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American High-Income Trust - Class R-4
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class R-4
Trading Symbol	RITEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $ 10,000 in vestment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 7.22% for the year ended September 30, 2025. That result compares with a 7.41% gain for the Bloomberg U.S. Corp High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate high-yield bonds delivered strong returns despite significant volatility. In January 2025, long-term Treasury yields approached decade-high levels against the backdrop of a widening federal budget deficit and shifting expectations around Federal Reserve (Fed) policy. The Fed cut interest rates three times during the period in response to the balance of risks between persistent inflation and signs of weakness in the labor market. Ten-year U.S. Treasury yields were volatile but ended the period near 12-month lows.
Within the fund, holdings in electric utilities and technology were particularly additive to results relative to the benchmark. Similarly, holdings in communications and real estate investment trust (REIT) bonds also contributed positively to relative returns.
Conversely, the fund’s holdings in the energy, consumer cyclical and basic industry sectors had a negative impact on returns relative to the index. Additionally, the fund’s exposure to cash/money markets and derivatives hampered overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American High-Income Trust — Class R-4 *	7.22%	6.71%	6.19%
Bloomberg U.S. Aggregate Index †	2.88%	(0.45) %	1.84%
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index †	7.41%	5.54%	6.16%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 25,988,000,000
Holdings Count | Holding	1,023
Advisory Fees Paid, Amount	$ 65,000,000
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 25,988
Total number of portfolio holdings	1,023
Total advisory fees paid (in millions)	$ 65
Portfolio turnover rate	40%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, 2025 and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American High-Income Trust - Class R-5E
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class R-5E
Trading Symbol	RITHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 inv estment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 49	0.47%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 7.42% for the year ended September 30, 2025. That result compares with a 7.41% gain for the Bloomberg U.S. Corp High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate high-yield bonds delivered strong returns despite significant volatility. In January 2025, long-term Treasury yields approached decade-high levels against the backdrop of a widening federal budget deficit and shifting expectations around Federal Reserve (Fed) policy. The Fed cut interest rates three times during the period in response to the balance of risks between persistent inflation and signs of weakness in the labor market. Ten-year U.S. Treasury yields were volatile but ended the period near 12-month lows.
Within the fund, holdings in electric utilities and technology were particularly additive to results relative to the benchmark. Similarly, holdings in communications and real estate investment trust (REIT) bonds also contributed positively to relative returns.
Conversely, the fund’s holdings in the energy, consumer cyclical and basic industry sectors had a negative impact on returns relative to the index. Additionally, the fund’s exposure to cash/money markets and derivatives hampered overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American High-Income Trust — Class R-5E 2	7.42%	6.91%	6.53%
Bloomberg U.S. Aggregate Index 3	2.88%	(0.45) %	1.91%
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index 3	7.41%	5.54%	6.20%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 25,988,000,000
Holdings Count | Holding	1,023
Advisory Fees Paid, Amount	$ 65,000,000
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 25,988
Total number of portfolio holdings	1,023
Total advisory fees paid (in millions)	$ 65
Portfolio turnover rate	40%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, 2025 and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American High-Income Trust - Class R-5
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class R-5
Trading Symbol	RITFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 7.52% for the year ended September 30, 2025. That result compares with a 7.41% gain for the Bloomberg U.S. Corp High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate high-yield bonds delivered strong returns despite significant volatility. In January 2025, long-term Treasury yields approached decade-high levels against the backdrop of a widening federal budget deficit and shifting expectations around Federal Reserve (Fed) policy. The Fed cut interest rates three times during the period in response to the balance of risks between persistent inflation and signs of weakness in the labor market. Ten-year U.S. Treasury yields were volatile but ended the period near 12-month lows.
Within the fund, holdings in electric utilities and technology were particularly additive to results relative to the benchmark. Similarly, holdings in communications and real estate investment trust (REIT) bonds also contributed positively to relative returns.
Conversely, the fund’s holdings in the energy, consumer cyclical and basic industry sectors had a negative impact on returns relative to the index. Additionally, the fund’s exposure to cash/money markets and derivatives hampered overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American High-Income Trust — Class R-5 *	7.52%	7.02%	6.50%
Bloomberg U.S. Aggregate Index †	2.88%	(0.45) %	1.84%
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index †	7.41%	5.54%	6.16%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expe ns
es. Investors cannot invest directly in an index. Source(s): Bloomberg Index
Serv
ices Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 25,988,000,000
Holdings Count | Holding	1,023
Advisory Fees Paid, Amount	$ 65,000,000
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 25,988
Total number of portfolio holdings	1,023
Total advisory fees paid (in millions)	$ 65
Portfolio turnover rate	40%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, 2025 and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

American High-Income Trust - Class R-6
Shareholder Report [Line Items]
Fund Name	American High-Income Trust®
Class Name	Class R-6
Trading Symbol	RITGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American High-Income Trust (the "fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 in ves tment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 7.58% for the year ended September 30, 2025. That result compares with a 7.41% gain for the Bloomberg U.S. Corp High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund’s fiscal year, U.S. corporate high-yield bonds delivered strong returns despite significant volatility. In January 2025, long-term Treasury yields approached decade-high levels against the backdrop of a widening federal budget deficit and shifting expectations around Federal Reserve (Fed) policy. The Fed cut interest rates three times during the period in response to the balance of risks between persistent inflation and signs of weakness in the labor market. Ten-year U.S. Treasury yields were volatile but ended the period near 12-month lows.
Within the fund, holdings in electric utilities and technology were particularly additive to results relative to the benchmark. Similarly, holdings in communications and real estate investment trust (REIT) bonds also contributed positively to relative returns.
Conversely, the fund’s holdings in the energy, consumer cyclical and basic industry sectors had a negative impact on returns relative to the index. Additionally, the fund’s exposure to cash/money markets and derivatives hampered overall results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American High-Income Trust — Class R-6 *	7.58%	7.08%	6.56%
Bloomberg U.S. Aggregate Index †	2.88%	(0.45) %	1.84%
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index †	7.41%	5.54%	6.16%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 25,988,000,000
Holdings Count | Holding	1,023
Advisory Fees Paid, Amount	$ 65,000,000
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 25,988
Total number of portfolio holdings	1,023
Total advisory fees paid (in millions)	$ 65
Portfolio turnover rate	40%

Holdings [Text Block]	Portfolio holdings by asset type (p ercent of net assets) *Includes derivatives.
Accountant Change Date	Sep. 09, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On September 9, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending September 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended September 30, 2024 and September 30, 2025 and the subsequent interim period through November 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.